REDEEMABLE CONVERTIBLE PREFERRED SHARES - Activities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 383,530		$ 368,409
Beginning balance (in shares)		68,228,526		68,228,526
Issuance of preferred shares						$ 343,849
Issuance of preferred shares (in shares)						62,895,699
Re-designation of ordinary share into preferred shares						$ 23,650
Re-designation of ordinary share into preferred shares (in shares)						5,332,827
Accretion of redeemable convertible preferred shares		$ 2,979		$ 15,121		$ 910
Conversion to ordinary shares (in shares)		(68,228,526)
Conversion to ordinary shares		$ (386,509)
Ending balance	$ 368,409			$ 383,530		$ 368,409
Ending balance (in shares)	68,228,526			68,228,526		68,228,526
Series Pre-A Preferred Shares
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 184,509		$ 177,284
Beginning balance (in shares)		40,885,006		40,885,006
Issuance of preferred shares						$ 153,126
Issuance of preferred shares (in shares)						35,552,179
Re-designation of ordinary share into preferred shares						$ 23,650
Re-designation of ordinary share into preferred shares (in shares)						5,332,827
Accretion of redeemable convertible preferred shares		$ 1,385		$ 7,225		$ 508
Conversion to ordinary shares (in shares)		(40,885,006)
Conversion to ordinary shares		$ (185,894)
Ending balance	$ 177,284			$ 184,509		$ 177,284
Ending balance (in shares)	40,885,006			40,885,006		40,885,006
Series A Redeemable Convertible Preferred Shares
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 199,021	[1]	$ 191,125
Beginning balance (in shares)		27,343,520		27,343,520
Issuance of preferred shares						$ 190,723
Issuance of preferred shares (in shares)	27,343,520					27,343,520
Accretion of redeemable convertible preferred shares		$ 1,594		$ 7,896		$ 402
Conversion to ordinary shares (in shares)		(27,343,520)
Conversion to ordinary shares		$ (200,615)
Ending balance	$ 191,125			$ 199,021	[1]	$ 191,125
Ending balance (in shares)	27,343,520			27,343,520		27,343,520

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.